Redeemable Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Activities of company's redeemable non-controlling interests
The following table provides a summary of the activities of the Company’s redeemable non-controlling interests (in thousands):

Balance as of December 31, 2013	$123,902
Net loss attributable to redeemable non-controlling interest	(1,179)
Other comprehensive income attributable to redeemable non-controlling interests	1,810
Increase in redemption value of non-controlling interests	90,913
Impact of foreign currency translation	1,724
Exercise of vested and outstanding ALOG stock options	8,459
Purchase price of redeemable non-controlling interests	(225,629)
Balances as of December 31, 2014	$—